Unconsolidated Real Estate Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2015
Atlantic-EPR I and II [Member]
Unconsolidated Real Estate Joint Ventures [Line Items]
Unaudited Condensed Financial Information
Condensed consolidated financial information for Atlantic-EPR I and Atlantic-EPR II is as follows as of and for the period ended October 8, 2013 (in thousands):

2013
Rental properties, net	$44,644
Cash	512
Atlantic-EPR II mortgage note payable to EPR (1)	11,796
Atlantic-EPR I mortgage note payable to EPR (1)	21,293
Partners’ equity	18,372
Rental revenue	4,373
Net income	1,430